Summary of Significant Accounting Policies - Summary of Impacts on Consolidated Statements of Cash Flows (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Restatement of Impacts on the Consolidated Statements of Cash Flows [Line Items]
Net cash provided by operating activities		₩ 5,753,446	₩ 2,278,784	[1]	₩ 2,706,545
Net cash used in investing activities		₩ (4,263,080)	(2,311,152)	[1]	₩ (6,755,393)
Previously stated [member]
Disclosure of Restatement of Impacts on the Consolidated Statements of Cash Flows [Line Items]
Net cash provided by operating activities	[1]		2,286,948
Net cash used in investing activities	[1]		(2,319,316)
Adjustments [member]
Disclosure of Restatement of Impacts on the Consolidated Statements of Cash Flows [Line Items]
Net cash provided by operating activities	[1]		(8,164)
Net cash used in investing activities	[1]		₩ 8,164

[1]	The net proceeds from selling items produced during the test are reclassified from net cash used in investing activity to net cash provided by operating activity.